LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases and Payments to be Received
Future minimum lease payments repayments under non-cancellable leases as of June 30, 2019 were as follows:

Operating Leases	($ million)
2019 (excluding the six months ended June 2019)	$71
2020	114
2021	78
2022	55
2023	43
2024 and thereafter	135
Total future minimum lease payments	$496
Less: Interest	(64)
Total	$432

Schedule of Undiscounted Lease Payments to be Received
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2019	$148
2020	165
2021	100
2022	37
2023 and thereafter	17
Total undiscounted lease payments	$467